Investments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Major categories of net investment income
Total investment income	$ 7,082	$ 7,256	$ 7,806
Investment expenses	(248)	(256)	(245)
Net investment income	6,834	7,000	7,561
Non-income producing investments	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	4,892	5,251	5,735
Equity securities
Major categories of net investment income
Total investment income	477	462	412
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	1,681	1,496	1,604
Policy loans
Major categories of net investment income
Total investment income	12	16	13
Other investment
Major categories of net investment income
Total investment income	$ 20	$ 31	$ 42